Loans and Allowance for Credit Losses (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Financing Receivable, Allowance for Credit Losses [Line Items]
Accounts receivable: Other	¥ 1,944,234		¥ 1,794,983
Accrued interest receivable	629,985		500,506
Credit to borrowers experiencing financial difficulty
Financing Receivable, Allowance for Credit Losses [Line Items]
Other commitment	19,982
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of loans	¥ 1,206,000	¥ 1,295,000
Commercial | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Loans contractually past due before becoming defaulted loans, period	1 month
Commercial | Maximum
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days
Card | 1-3 months
Financing Receivable, Allowance for Credit Losses [Line Items]
Accounts receivable: Other	¥ 3,405		3,173
Card | Greater Than 3 months
Financing Receivable, Allowance for Credit Losses [Line Items]
Accounts receivable: Other	4,034		3,676
Card | Total Past Due
Financing Receivable, Allowance for Credit Losses [Line Items]
Accounts receivable: Other	¥ 7,439		6,849
Card | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	1 month
MUAH
Financing Receivable, Allowance for Credit Losses [Line Items]
Assets including loans			¥ 2,614,535
Significant sales of loans		¥ 337,000
MUAH | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	60 days
Krungsri | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	6 months
Residential | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	6 months
Loans contractually past due before becoming defaulted loans, period	6 months
Residential | Maximum
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days